Shareholders' Equity and Equity Incentive Plan - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 11, 2023 USD ($) $ / shares	Jul. 28, 2023 shares	Jul. 27, 2023 USD ($)	Jul. 20, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Class of Stock [Line Items]
Ordinary shares, authorized (in shares) | shares						1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares) | shares						140,347,436	139,083,369
Ordinary shares, outstanding (in shares) | shares						140,347,436	139,083,369
Common Stock, Number of Votes per Share | vote						1
Cash dividends (in dollars per share) | $ / shares	$ 1.08						$ 1.08
Payment of dividends	$ 150,200
Intercompany loan, amount allowed to be transferred by company						$ 0	$ 0	$ 49,286
Distributions paid to former parent							485,400
Payments for issuance of intercompany note, including accrued interest							50,400
Dividend payments						0	150,179	0
Share-based compensation costs						84,531	46,966	$ 5,509
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Unrecognized share-based compensation cost						$ 34,000
Weighted average period						1 year 1 month 6 days
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 74.50
Vested grant date fair value						$ 74,300
Performance-Based Restricted Stock Units (PRSUs)
Class of Stock [Line Items]
Unrecognized share-based compensation cost						$ 18,200
Market-Based Restricted Stock Units (MRSUs)
Class of Stock [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 105.62
Market-Based Restricted Stock Units (MRSUs) | Maximum
Class of Stock [Line Items]
Expected term						3 months 29 days
JS Global RSU Plan
Class of Stock [Line Items]
Share-based compensation costs						$ 3,200	$ 18,700
2023 Plan
Class of Stock [Line Items]
Ordinary shares available for future award grants | shares		13,898,287				9,445,050
2023 Plan | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Granted (in shares) | shares						521,714
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 88.78
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 35.71	$ 28.32
2023 Plan | Time-Based Restricted Stock Units (TRSUs) | Employees and Directors
Class of Stock [Line Items]
Granted (in shares) | shares						119,747
2023 Plan | Performance-Based Restricted Stock Units (PRSUs) | Employees
Class of Stock [Line Items]
Granted (in shares) | shares						162,472
2023 Plan | Market-Based Restricted Stock Units (MRSUs) | Senior Executives
Class of Stock [Line Items]
Granted (in shares) | shares						239,495
Employee Share Purchase Plan | Employee Stock
Class of Stock [Line Items]
Maximum shares approved, percentage		1.00%
Number of shares approved (in shares) | shares		1,389,828
Maximum additional shares approved, percentage		0.15%
Number of additional shares authorized (in shares) | shares		300,000
Employee stock purchase plan offering period		6 months
Shares issued under employee stock purchase plan (in shares) | shares		134,864
Unrecognized share-based compensation cost						$ 400
Weighted average period						1 month 6 days
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SharkNinja (Japanese) Co. Ltd
Class of Stock [Line Items]
Noncash or part noncash divestiture, amount of consideration received			$ 8,000				$ 8,000
JS Global
Class of Stock [Line Items]
Dividend payments				$ 375,000	$ 60,300